Statutory Reserves and Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulated Operations [Abstract]
Required minimum percentage of annual appropriations	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Appropriations to statutory reserves	$ 27,430	$ 17,969	$ 553
Capital reserves not available for distribution	136,407	108,977	91,008
Statutory reserves not available for distribution	$ 136,407	$ 108,977	$ 91,008